Penn Series Funds, Inc.
Schedule of Investments — September 30, 2023 (Unaudited)
High Yield Bond Fund
	Par (000)	Value†
ASSET BACKED SECURITIES — 1.7%
Auburn CLO Ltd., Series 2017-1A Class A2A (3 M SOFR + 1.882%), 144A 7.208%, 10/20/30@,•	$600	$595,512
Frontier Issuer LLC, Series 2023-1 Class A2, 144A 6.600%, 08/20/53@	600	572,604
KKR CLO 18 Ltd., Series 18 Class AR (3 M SOFR + 1.202%, Floor 0.940%), 144A 6.512%, 07/18/30@,•	947	944,722
TOTAL ASSET BACKED SECURITIES (Cost $2,105,036)		2,112,838
	Number of Shares
COMMON STOCKS — 0.0%
Entertainment — 0.0%
New Cotai Participation, Class B(1),* (Cost $24,225)	1	0

PREFERRED STOCKS — 0.0%
Packaging and Containers — 0.0%
Smurfit-Stone Container Corp. (Escrow) CONV.(1),* (Cost $0)	725	0
	Par (000)
CORPORATE BONDS — 84.2%
Advertising — 0.7%
Stagwell Global LLC, 144A 5.625%, 08/15/29@	$1,050	847,875
Aerospace & Defense — 1.6%
Howmet Aerospace, Inc. 6.875%, 05/01/25	700	702,728
TransDigm, Inc., 144A 6.250%, 03/15/26@	1,400	1,379,680
		2,082,408
Airlines — 3.9%
American Airlines Pass Through Trust, Series 2021-1 Class B 3.950%, 01/11/32	1,365	1,186,281
American Airlines, Inc., 144A 11.750%, 07/15/25@	675	725,471
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 144A 5.500%, 04/20/26@	962	940,057
Delta Air Lines, Inc./SkyMiles IP Ltd.
144A, 4.500%, 10/20/25@	526	510,945
144A, 4.750%, 10/20/28@	700	665,341
	Par (000)	Value†

Airlines — (continued)
United Airlines Pass Through Trust,
Series 2020-1 Class B, 4.875%, 07/15/27	$453	$438,130
Series 2020-1 Class A, 5.875%, 04/15/29	478	473,947
		4,940,172
Auto Manufacturers — 1.3%
Ford Motor Credit Co., LLC
5.113%, 05/03/29	1,050	961,037
7.350%, 03/06/30	675	683,493
		1,644,530
Auto Parts & Equipment — 0.8%
Clarios Global LP/Clarios US Finance Co., 144A 6.250%, 05/15/26@	1,050	1,029,259
Banks — 0.4%
Freedom Mortgage Corp., 144A 12.250%, 10/01/30@	550	559,567
Building Materials — 2.0%
Builders FirstSource, Inc., 144A 4.250%, 02/01/32@	1,050	860,962
Knife River Corp., 144A 7.750%, 05/01/31@	650	651,269
Summit Materials LLC/Summit Materials Finance Corp., 144A 6.500%, 03/15/27@	1,100	1,073,969
		2,586,200
Chemicals — 2.3%
Celanese US Holdings LLC 6.700%, 11/15/33	1,000	975,041
Olin Corp. 5.000%, 02/01/30	910	811,086
WR Grace Holdings LLC, 144A 5.625%, 08/15/29@	1,325	1,071,594
		2,857,721
Commercial Services — 7.4%
Albion Financing 1 SARL/Aggreko Holdings, Inc., 144A 6.125%, 10/15/26@	1,030	970,775
ASGN, Inc., 144A 4.625%, 05/15/28@	700	624,385
Herc Holdings, Inc., 144A 5.500%, 07/15/27@	1,015	959,787
Korn Ferry, 144A 4.625%, 12/15/27@	700	644,000
Metis Merger Sub LLC, 144A 6.500%, 05/15/29@	1,050	887,071
Service Corp. International
7.500%, 04/01/27	1,750	1,776,580
4.000%, 05/15/31	700	574,686

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2023 (Unaudited)
High Yield Bond Fund
	Par (000)	Value†
CORPORATE BONDS — (continued)
Commercial Services — (continued)
United Rentals North America, Inc. 4.875%, 01/15/28	$700	$655,338
WASH Multifamily Acquisition, Inc., 144A 5.750%, 04/15/26@	1,150	1,073,778
Williams Scotsman International, Inc., 144A 4.625%, 08/15/28@	1,350	1,208,250
		9,374,650
Computers — 0.6%
NCR Corp., 144A 5.750%, 09/01/27@	750	755,528
Cosmetics & Personal Care — 0.9%
Coty, Inc., 144A 5.000%, 04/15/26@	1,120	1,076,650
Distribution & Wholesale — 0.5%
Ritchie Bros Holdings, Inc., 144A 7.750%, 03/15/31@	670	680,050
Diversified Financial Services — 0.3%
NFP Corp., 144A 8.500%, 10/01/31@	325	325,493
Electric — 3.5%
Calpine Corp., 144A 5.250%, 06/01/26@	700	677,208
FirstEnergy Corp., Class B 4.150%, 07/15/27	1,210	1,125,016
Talen Energy Supply LLC, 144A 8.625%, 06/01/30@	1,300	1,332,632
Vistra Operations Co., LLC, 144A 5.000%, 07/31/27@	1,400	1,287,119
		4,421,975
Electrical Components & Equipment — 0.8%
WESCO Distribution, Inc.
144A, 7.125%, 06/15/25@	350	350,810
144A, 7.250%, 06/15/28@	700	705,393
		1,056,203
Entertainment — 4.4%
Affinity Interactive, 144A 6.875%, 12/15/27@	650	551,003
Caesars Entertainment, Inc.
144A, 6.250%, 07/01/25@	1,050	1,036,251
144A, 8.125%, 07/01/27@	675	678,255
CDI Escrow Issuer, Inc., 144A 5.750%, 04/01/30@	700	632,374
Churchill Downs, Inc., 144A 5.500%, 04/01/27@	750	714,881
Everi Holdings, Inc., 144A 5.000%, 07/15/29@	700	603,932
	Par (000)	Value†

Entertainment — (continued)
Light & Wonder International, Inc., 144A 7.000%, 05/15/28@	$1,400	$1,376,074
		5,592,770
Environmental Control — 0.6%
Clean Harbors, Inc., 144A 4.875%, 07/15/27@	750	706,878
Food — 2.2%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 144A 4.625%, 01/15/27@	1,050	991,672
Performance Food Group, Inc., 144A 5.500%, 10/15/27@	1,105	1,046,940
SEG Holding LLC/SEG Finance Corp., 144A 5.625%, 10/15/28@	700	701,595
		2,740,207
Food Service — 0.8%
Aramark Services, Inc., 144A 6.375%, 05/01/25@	1,050	1,066,737
Healthcare Products — 1.9%
Avantor Funding, Inc., 144A 4.625%, 07/15/28@	1,100	1,002,870
Bausch & Lomb Escrow Corp., 144A 8.375%, 10/01/28@	550	551,925
Medline Borrower LP, 144A 3.875%, 04/01/29@	1,050	887,754
		2,442,549
Healthcare Services — 5.6%
Acadia Healthcare Co., Inc., 144A 5.500%, 07/01/28@	1,400	1,301,961
Charles River Laboratories International, Inc., 144A 4.250%, 05/01/28@	1,050	939,780
CHS/Community Health Systems, Inc., 144A 5.625%, 03/15/27@	975	835,931
Encompass Health Corp. 4.750%, 02/01/30	1,150	1,017,552
IQVIA, Inc., 144A 5.000%, 10/15/26@	1,000	955,935
Select Medical Corp., 144A 6.250%, 08/15/26@	700	683,904
Tenet Healthcare Corp. 5.125%, 11/01/27	1,400	1,304,618
		7,039,681
Housewares — 0.8%
Newell Brands, Inc. 6.500%, 04/01/46	1,350	1,000,273

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2023 (Unaudited)
High Yield Bond Fund
	Par (000)	Value†
CORPORATE BONDS — (continued)
Internet — 1.0%
Go Daddy Operating Co., LLC/GD Finance Co., Inc., 144A 5.250%, 12/01/27@	$1,400	$1,320,613
Leisure Time — 2.7%
Acushnet Co., 144A 7.375%, 10/15/28@	325	327,438
Carnival Holdings Bermuda Ltd., 144A 10.375%, 05/01/28@	1,005	1,077,386
Royal Caribbean Cruises Ltd.
144A, 4.250%, 07/01/26@	1,005	921,520
144A, 9.250%, 01/15/29@	1,010	1,067,009
		3,393,353
Lodging — 1.8%
Boyd Gaming Corp., 144A 4.750%, 06/15/31@	1,050	893,539
Hilton Domestic Operating Co., Inc., 144A 4.000%, 05/01/31@	700	588,550
Station Casinos LLC, 144A 4.625%, 12/01/31@	1,050	839,967
		2,322,056
Machinery — Construction & Mining — 0.4%
Terex Corp., 144A 5.000%, 05/15/29@	600	537,315
Media — 2.7%
CCO Holdings LLC/CCO Holdings Capital Corp., 144A 5.125%, 05/01/27@	675	628,950
Gray Escrow II, Inc., 144A 5.375%, 11/15/31@	650	425,388
iHeartCommunications, Inc. 6.375%, 05/01/26	950	818,589
Sirius XM Radio, Inc., 144A 5.500%, 07/01/29@	1,050	928,744
Univision Communications, Inc., 144A 6.625%, 06/01/27@	650	605,098
		3,406,769
Mining — 1.2%
FMG Resources August 2006 Pty Ltd., 144A 5.875%, 04/15/30@	1,050	959,972
Novelis Corp., 144A 4.750%, 01/30/30@	700	605,895
		1,565,867
Oil & Gas — 11.4%
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 144A 5.875%, 06/30/29@	670	602,490
Baytex Energy Corp., 144A 8.500%, 04/30/30@	975	986,343
	Par (000)	Value†

Oil & Gas — (continued)
Chesapeake Energy Corp., 144A 5.875%, 02/01/29@	$1,850	$1,740,902
Civitas Resources, Inc., 144A 8.750%, 07/01/31@	1,200	1,225,056
Comstock Resources, Inc., 144A 5.875%, 01/15/30@	975	843,996
Crescent Energy Finance LLC
144A, 7.250%, 05/01/26@	900	882,000
144A, 9.250%, 02/15/28@	500	510,475
Earthstone Energy Holdings LLC, 144A 8.000%, 04/15/27@	700	716,464
Encino Acquisition Partners Holdings LLC, 144A 8.500%, 05/01/28@	1,050	1,008,178
Occidental Petroleum Corp. 8.500%, 07/15/27	1,491	1,596,593
Parkland Corp., 144A 5.875%, 07/15/27@	1,150	1,094,467
Permian Resources Operating LLC, 144A 5.375%, 01/15/26@	1,000	957,390
Seadrill Finance Ltd., 144A 8.375%, 08/01/30@	500	509,060
Transocean Titan Financing Ltd., 144A 8.375%, 02/01/28@	1,170	1,190,475
Vital Energy, Inc. 9.750%, 10/15/30	500	511,022
		14,374,911
Packaging and Containers — 3.8%
Berry Global, Inc., 144A 5.625%, 07/15/27@	750	724,572
Graham Packaging Co., Inc., 144A 7.125%, 08/15/28@	1,010	845,980
Mauser Packaging Solutions Holding Co., 144A 7.875%, 08/15/26@	675	651,259
Owens-Brockway Glass Container, Inc., 144A 7.250%, 05/15/31@	650	635,375
Sealed Air Corp.
144A, 5.000%, 04/15/29@	700	628,097
144A, 6.875%, 07/15/33@	700	679,875
TriMas Corp., 144A 4.125%, 04/15/29@	700	600,037
		4,765,195
Pharmaceuticals — 2.8%
Elanco Animal Health, Inc. 6.650%, 08/28/28	1,050	1,021,125
Jazz Securities DAC, 144A 4.375%, 01/15/29@	1,400	1,220,520
Organon & Co./Organon Foreign Debt Co-Issuer BV, 144A 5.125%, 04/30/31@	1,050	841,523

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2023 (Unaudited)
High Yield Bond Fund
	Par (000)	Value†
CORPORATE BONDS — (continued)
Pharmaceuticals — (continued)
Perrigo Finance Unlimited Co. 4.900%, 12/15/44	$700	$518,336
		3,601,504
Pipelines — 7.4%
Energy Transfer LP, Series H (UST Yield Curve CMT 5 Yr + 5.694%) 6.500%µ	1,475	1,355,061
EnLink Midstream Partners LP 5.450%, 06/01/47	1,065	834,893
EQM Midstream Partners LP 4.000%, 08/01/24	675	657,875
Holly Energy Partners LP/Holly Energy Finance Corp., 144A 6.375%, 04/15/27@	700	685,125
Howard Midstream Energy Partners LLC, 144A 6.750%, 01/15/27@	1,025	973,750
Martin Midstream Partners LP/Martin Midstream Finance Corp., 144A 11.500%, 02/15/28@	1,300	1,321,125
NGL Energy Operating LLC/NGL Energy Finance Corp., 144A 7.500%, 02/01/26@	1,005	993,862
Rockies Express Pipeline LLC, 144A 3.600%, 05/15/25@	500	471,540
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 144A 7.500%, 10/01/25@	1,400	1,396,171
Venture Global LNG, Inc., 144A 8.375%, 06/01/31@	650	638,905
		9,328,307
Real Estate Investment Trusts — 1.0%
VICI Properties LP/VICI Note Co., Inc., 144A 5.750%, 02/01/27@	1,350	1,306,875
Retail — 2.3%
Bath & Body Works, Inc. 6.875%, 11/01/35	1,000	893,088
Lithia Motors, Inc., 144A 4.625%, 12/15/27@	1,050	958,809
Murphy Oil USA, Inc. 5.625%, 05/01/27	1,050	1,012,739
		2,864,636
Software — 1.1%
ACI Worldwide, Inc., 144A 5.750%, 08/15/26@	750	727,102
Open Text Corp., 144A 6.900%, 12/01/27@	675	676,566
		1,403,668
	Par (000)	Value†

Telecommunications — 1.3%
Connect Finco SARL/Connect US Finco LLC, 144A 6.750%, 10/01/26@	$1,050	$979,290
Sprint Corp. 7.625%, 02/15/25	700	710,502
		1,689,792
TOTAL CORPORATE BONDS (Cost $111,161,485)		106,708,237

LOAN AGREEMENTS‡ — 8.7%
Apparel — 0.5%
Crocs, Inc.
(1 M SOFR + 3.100%), 8.416%, 02/20/29•	55	55,213
(3 M SOFR + 3.150%), 8.540%, 02/20/29•	613	613,474
		668,687
Auto Parts & Equipment — 0.8%
Clarios Global LP (1 M SOFR + 3.750%) 9.066%, 05/06/30(1),•	975	971,958
Commercial Services — 1.1%
GTCR W Merger Sub LLC 0.000%, 09/20/30×	650	649,526
VT Topco, Inc. (3 M SOFR + 4.250%) 9.661%, 08/09/30•	750	749,377
		1,398,903
Computers — 0.5%
Ncr Atleos LLC 0.000%, 03/27/29×	650	626,034
Electric — 0.4%
Talen Energy Supply LLC (3 M SOFR + 4.500%) 9.876%, 05/17/30(1),•	499	500,311
Healthcare Products — 0.8%
Bausch & Lomb Corp. (3 M SOFR + 3.350%) 8.755%, 05/10/27•	998	968,757
Healthcare Services — 1.4%
Star Parent, Inc. 0.000%, 09/19/30×	650	634,744
Surgery Center Holdings, Inc. (1 M SOFR + 3.864%) 9.189%, 08/31/26•	1,215	1,215,896
		1,850,640
Insurance — 1.0%
AmWINS Group, Inc. (1 M SOFR + 2.864%) 8.181%, 02/19/28•	665	663,731

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2023 (Unaudited)
High Yield Bond Fund
	Par (000)	Value†
LOAN AGREEMENTS‡ — (continued)
Insurance — (continued)
HUB International Ltd. (3 M SOFR + 4.250%) 9.584%, 06/20/30•	$650	$651,086
		1,314,817
Mining — 0.4%
Arsenal Aic Parent LLC (1 M SOFR + 4.500%) 9.879%, 08/19/30•	500	498,540
Real Estate — 1.3%
Cushman & Wakefield US Borrower LLC (1 M SOFR +4.000%) 9.316%, 01/31/30•	1,000	990,000
Greystar Real Estate Partners LLC (3 M SOFR + 3.750%) 9.147%, 08/07/30•	650	648,375
		1,638,375
Telecommunications — 0.5%
Viasat, Inc. 0.000%, 05/30/30×	650	601,660
TOTAL LOAN AGREEMENTS (Cost $10,981,572)		11,038,682

U.S. TREASURY OBLIGATIONS — 1.4%
U.S. Treasury Notes 3.375%, 05/15/33 (Cost $1,946,662)	2,000	1,814,688
	Number of Shares
SHORT-TERM INVESTMENTS — 4.7%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 5.236%) (Cost $5,876,190)	5,876,190	5,876,190
TOTAL INVESTMENTS — 100.7% (Cost $132,095,170)		$127,550,635
Other Assets & Liabilities — (0.7)%		(850,574)
TOTAL NET ASSETS — 100.0%		$126,700,061

†	See Security Valuation Note in the most recent semi-annual or annual report.
@	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2023, the aggregate value of Rule 144A securities was $85,205,446, which represents 67.2% of the Fund’s net assets.
•	Variable rate security. The rate disclosed is the rate in effect on the report date. The information in parenthesis represents the benchmark and reference rate for each relevant security and the rate floats based upon the reference rate and spread. The security may be further subject to interest rate floors and caps. For loan agreements, the rate shown may represent a weighted average interest rate. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(1)	The value of this security was determined using significant unobservable inputs.
*	Non-income producing security.
µ	Perpetual security with no stated maturity date.
‡	Loan Agreements in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the Prime Rate offered by one or more major U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the actual rate at September 30, 2023. Loan Agreements, while exempt from registration under the Security Act of 1933, as amended (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Floating rate Loan Agreements often require repayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturity shown.
×	This loan will settle after September 30, 2023, at which time the interest rate, based on the LIBOR/SOFR and the agreed upon spread on trade date, will be reflected.
CLO— Collateralized Loan Obligation.
CMT— Constant Maturity Treasury.
LLC— Limited Liability Company.
LP— Limited Partnership.
M— Month.
SOFR— Secured Overnight Financing Rate.
UST— US Treasury.
Yr— Year.
Country Weightings as of 9/30/2023††
United States	90%
Canada	3
Cayman Islands	2
Luxembourg	2
Ireland	1
Bermuda	1
Australia	1
Total	100%
††	% of total investments as of September 30, 2023.